SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of exchange rate
Consideration
Cash	$5,331,120
Fair value of common stock issued	138,667
Fair value of total consideration transferred	$5,469,787

Recognized amounts of identifiable assets acquired
Financial assets	$1,796,911
Inventory	297,340
Property, plant and equipment	7,488,818
Identifiable intangible assets	562,200
Financial liabilities	(3,235,233)
Total identifiable net assets	$6,910,036

Bargain purchase gain	$1,440,249
Revenue for the 6- month period ended December 31, 2023	$344,708
Loss for the 6- month period ended December 31, 2023	$(1,232,732)

	December 31, 2023	December 31, 2022
Exchange rate on balance sheet dates
EUR: USD exchange rate	1.1062	1.0698
GBP: USD exchange rate	1.2743	1.2077

Average exchange rate for the period
EUR: USD exchange rate	1.0817	1.0534
GBP: USD exchange rate	1.2440	1.2371

Schedule of Accounts Receivable & Allowance for Doubtful Accounts
June 30, 2024

Balance as of January 1st, 2024	$19,686,091
Provisions for credit losses	-
Write-offs	-
Foreign exchange adjustments	(568,264)
Other adjustments	(30,992)
Balance as of June 30, 2024	$19,086,835

December 31, 2023

Balance as of January 1, 2023	$7,309,311
Provisions for credit losses	11,850,788
Write-offs	-
Foreign exchange adjustments	525,992
Other adjustments	-
Balance as of December 31, 2023	$19,686,091

Schedule of Property and Equipment, net
Estimated Useful Life
Leasehold improvements and technical works	Lesser of lease term or 25 years
Buildings	25-30 years
Vehicles	6 years
Machinery	20 years
Furniture, fixtures and equipment	5–10 years
Computers and software	3-5 years

Estimated Useful Life
Leasehold improvements and technical works	Lesser of lease term or 25 years
Buildings	25-30 years
Vehicles	6 years
Machinery	20 years
Furniture, fixtures and equipment	5–10 years
Computers and software	3-5 years

Schedule of Assets Measured and Recognized at Fair Value on a Recurring Basis
	December 31, 2023			Total Carrying
	Level 1	Level 2	Level 3	Value
Marketable securities – ICC International Cannabis Corp.	$-	-	-	$-
Marketable securities – National Bank of Greece	11,596	-	-	11,596
	$11,596			$11,596
	December 31, 2022			Total Carrying
	Level 1	Level 2	Level 3	Value
Marketable securities – ICC International Cannabis Corp.	$-	-	-	$-
Marketable securities – National Bank of Greece	6,681	-	-	6,681
	$6,681			$6,681

Schedule of Basic and Diluted Net Loss per Common Share
	June 30, 2024	June 30, 2023
Weighted average number of common shares outstanding Basic	17,025,203	10,718,010
Potentially dilutive common stock equivalents		-
Weighted average number of common and equivalent shares outstanding – Diluted	17,025,203	10,718,010

	Years Ended December 31,
	2023	2022
Weighted average number of common shares outstanding Basic	11,968,665	1,928,172
Potentially dilutive common stock equivalents		-
Weighted average number of common and equivalent shares outstanding – Diluted	11,968,665	1,928,172

Schedule of potential shares of common stock
	June 30, 2024	June 30, 2023
Warrants	8,558,380	4,188,928
Total	8,558,380	4,188,928

	2023	2022
Common Stock Warrants	8,561,476	4,194,236
Common Stock Options	-	-
Convertible Debt	-	8,827
Total	8,561,476	4,203,063